SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options, outstanding, ending | shares	46
Weighted average exercise price, outstanding, ending | $ / shares	$ 2,648.6
Number of options, exercisable, ending | shares	46
Weighted average exercise price, exercisable, ending | $ / shares	$ 2,648.6
Share options [member]
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning | shares	221	190
Weighted average exercise price, outstanding, beginning | $ / shares	$ 4,877.3	$ 4,554.3
Granted during the period | shares	201	31
Weighted average exercise price, granted | $ / shares	$ 1,711.9	$ 6,847.6
Exercised during the period | shares
Weighted average exercise price, exercised | $ / shares
Cancelled during the period | shares	(376)
Weighted average exercise price, cancelled | $ / shares	$ 3,451
Number of options, outstanding, ending | shares	46	221
Weighted average exercise price, outstanding, ending | $ / shares	$ 2,648.6	$ 4,877.3
Number of options, exercisable, ending | shares	46
Weighted average exercise price, exercisable, ending | $ / shares	$ 2,648.6